TAXATION - Movement of valuation allowance (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
TAXATION
Balance at beginning of the year	¥ (456,578)	¥ (521,462)	¥ (476,022)
Additions	(5,417)		(45,440)
Reversals	128,440	64,884
Balance at end of the year	¥ (333,555)	¥ (456,578)	¥ (521,462)